Long Term Debt (Details) - Part 2 ₨ in Millions, $ in Millions								1 Months Ended		12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022	Mar. 31, 2022 INR (₨)	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2026	Nov. 30, 2021	Mar. 31, 2023 INR (₨) MW	Mar. 31, 2022 INR (₨) MW	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Long Term Debt (Details) - Part 2 [Line Items]
Debt financing costs			₨ 1,189							₨ 1,010	₨ 1,189	$ 12.3
Net carrying value loan										7		0.1
Net carrying value										₨ 15,882		$ 193.3
Annual interest rate														2.75	2.75
Number of repayable installments			60							222	60
Percentage of pledge shares of promoters										51.00%		51.00%
Collateralized Securities [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Net carrying value										₨ 13,438		$ 163.5
Percentage of pledge shares of promoters										100.00%		100.00%
Minimum [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Instalments ranging percentage	0.30%	0.163%	1.39%	1.38%	1.23%	1.59%	1.85%		2.50%	1.05%	1.39%
Maximum [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Instalments ranging percentage	0.70%	0.629%	1.97%	1.98%	2.55%	2.44%	1.88%		32.50%	2.45%	1.98%
Twelve Point Three Zero Percentage Non Convertible Debentures [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Net carrying value										₨ 992		$ 12.1
Secured Foreign Currency Loan Six [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Net carrying value										₨ 3,409		41.5
Capacity of solar power project (in Megawatts) | MW										90
Number of repayable installments										234
Secured Foreign Currency Loan Five And Six [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Net carrying value loan										₨ 1,086		13.2
Net carrying value										2,710		33.0
Secured Indian Rupee Term Loan Eleven [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Net carrying value loan										2,225		27.1
Net carrying value										₨ 2,217		$ 27.0
Borrowed funds			₨ 11,756								₨ 11,756		$ 154.9
Capacity of solar power project (in Megawatts) | MW										35
Number of repayable installments										47
Percentage of pledge shares of promoters										51.00%		51.00%
Secured Indian Rupee Term Loan Fifteen [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Net carrying value loan										₨ 12,703		$ 154.6
I F C Led Consortium for Rooftop Projects [Member] | Secured Foreign Currency Loan Five [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Borrowed funds														₨ 135	$ 1.8	₨ 552
I F C Led Consortium for Rooftop Projects [Member] | Secured Foreign Currency Loan Six [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Borrowed funds														271	3.6
I F C Led Consortium for Rooftop Projects [Member] | Secured Foreign Currency Loan Five And Six [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Interest on non-convertible debentures, description										The facility is repayable in October 2024 and interest payments are payable every three months commencing from April 2019
Indian Rupee Non-Convertible Debentures [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Net carrying value loan										₨ 2,710		$ 33.0
LIBOR Plus [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Debt instrument interest rate, percentage			2.10%								2.10%		2.10%
3.575% Senior Notes [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Debt financing costs | ₨										₨ 408
Debt instrument interest rate, percentage			3.575%								3.575%		3.575%
Number of repayable installments											17
Subsidiaries [Member] | I F C Led Consortium for Rooftop Projects [Member] | Non Convertible Debentures [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Non-convertible debentures | ₨																548
Debt financing costs | ₨																₨ 14
Debt instrument interest rate, percentage																10.32%
Interest on non-convertible debentures, description										The debentures are repayable in October 2024 and interest payments are payable every three months commencing from April 2019
Subsidiaries Four [Member] | Non Convertible Debentures [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Non-convertible debentures														439	5.8
Debt financing costs														₨ 19	$ 0.3
Interest on non-convertible debentures, description										The debentures are repayable in October 2024 and interest payments are payable every three months commencing from March 2020
Subsidiaries Four [Member] | Non Convertible Debentures [Member] | Minimum [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Debt instrument interest rate, percentage														9.85%	9.85%
Subsidiaries Four [Member] | Non Convertible Debentures [Member] | Maximum [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Debt instrument interest rate, percentage														10.87%	10.87%
Solar Energy Corporation of India [Member] | Secured Indian Rupee Term Loan Eleven [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Capacity of solar power project (in Megawatts) | MW											300
Forecast [Member]
Long Term Debt (Details) - Part 2 [Line Items]
Commencing balance rate								87.192%